Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating expenses:
General and administrative expenses	¥ 306,794	$ 44,188	¥ 193,655	¥ 129,751
Operating losses	1,153,369	166,120	1,199,807	904,235
Interest income	88,168	12,699	63,218	34,682
Income before income taxes	1,248,852	179,873	1,276,191	941,461
Income tax expense	32,629	4,700	285,542	192,781
Net income attributable to Autohome Inc.	1,227,914	176,857	990,649	748,680
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	62,256	8,967	56,821	3,946
Comprehensive income attributable to Autohome Inc.	1,290,170	185,824	1,047,470	752,626
Parent Company [Member]
Operating expenses:
General and administrative expenses	(20,533)	(2,957)	(24,235)	(9,178)
Operating losses	(20,533)	(2,957)	(24,235)	(9,178)
Interest income	7,492	1,079	11,526	4,973
Share of income of subsidiaries and VIEs	1,240,955	178,735	1,003,358	752,885
Income before income taxes	1,227,914	176,857	990,649	748,680
Income tax expense	0	0	0	0
Net income attributable to Autohome Inc.	1,227,914	176,857	990,649	748,680
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	62,256	8,967	56,821	3,946
Comprehensive income attributable to Autohome Inc.	¥ 1,290,170	$ 185,824	¥ 1,047,470	¥ 752,626